Summary of Securities Maturity Schedule (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 537,560	$ 478,566
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	114,744	120,546
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	51,286	42,048
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,662	11,196
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,468	13,241
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,341	7,785
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,706	8,326
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,886	1,346
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	223	154
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,997	18,365
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,604	5,970
Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,393	12,395
Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,456	60,124
Trading securities [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,423	60,074
Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33	50
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5	9
Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,681	7,053
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	287	155
Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	287	155
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,645	6,320
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,900	5,615
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	710	638
Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	35	67
Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	749	578
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	698	561
Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	51	17
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,039	4,564
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,422	2,161
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	203	247
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8	22
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	575	367
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,636	1,525
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,617	2,403
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,335	2,318
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	282	85
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67,322	77,464
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50,882	57,780
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,368	12,519
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,559	19,300
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,682	6,564
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,240	18,143
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,033	1,254
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,121	15,085
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,440	6,981
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,681	8,104
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,319	4,599
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,221	4,117
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,098	482
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	342,774	268,939
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	256,362	208,559
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,753	22,593
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	172,383	135,303
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	47,572	39,733
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,654	10,930
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	86,412	60,380
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	49,893	33,172
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,242	16,214
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,296	2,133
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,981	$ 8,861
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	64,493
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,756
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17,307
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,849
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,077
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,545
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,366
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	430
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	40
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,449
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,023
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,426
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Within 1 year [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,875
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,447
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	203
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	516
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	728
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	428
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	386
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	42
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,757
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,999
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,349
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,079
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	268
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,279
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,758
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,682
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,076
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	32,104
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	30,006
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,189
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,155
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,423
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	239
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,098
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	180
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,873
One To Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	97,936
One To Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,571
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,045
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,530
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,152
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	970
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,610
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	699
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	84
One To Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,524
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,858
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,666
One To Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,523
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,521
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,501
One To Three Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,120
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	105
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	101
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,015
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	795
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	220
One To Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,853
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,829
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,728
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,042
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	982
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,077
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,024
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	91
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,933
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58,869
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	48,025
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,503
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	27,687
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,582
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,253
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,844
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,174
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	351
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,319
Three To Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	98,418
Three To Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,455
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,268
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,366
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,326
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	722
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,040
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	757
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,187
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,376
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,811
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,066
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	17
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,049
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	825
Three To Five Year [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	224
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	835
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	63
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	55
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	772
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	752
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,672
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,180
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,147
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,074
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	326
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,624
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,009
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,492
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	264
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,228
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	75,390
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	53,433
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,020
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,329
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,711
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,373
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,957
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,938
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	167
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,689
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,163
Five To Ten Years [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	120,586
Five To Ten Years [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,266
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,489
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	850
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,254
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	832
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,511
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	42
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,774
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,456
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,318
Five To Ten Years [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,263
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,263
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,261
Five To Ten Years [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,129
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	797
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	797
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	332
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	332
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	22,038
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,478
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,826
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	629
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	106
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,917
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,560
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	146
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,414
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	87,890
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	72,388
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,629
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	54,114
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,856
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,789
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,502
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,557
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	108
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,211
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,626
Later than ten years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	107,104
Later than ten years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,240
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,177
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,067
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,659
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	272
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,179
Later than ten years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,063
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	891
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	172
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	580
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	268
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	268
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	312
Later than ten years [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	312
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	80
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	70
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	70
Later than ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,683
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,396
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	318
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,735
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	343
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,287
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,257
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,030
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	88,521
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	52,510
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,412
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	51,098
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	36,011
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,044
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,967
With No Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	49,023
With No Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,456
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,456
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,423
With No Specific Maturity [Member] | Trading securities [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,248
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	499
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	464
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	35
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	749
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	698
With No Specific Maturity [Member] | Non trading financial assets at fair value through profit or loss [member] | Equity security [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	51
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,319
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,319
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,221
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 1,098